Share-Based Compensation Plans	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation Plans
Share-Based Compensation Plans

On October 4, 2011, the Company’s shareholders approved the 2011 Omnibus Incentive Plan (the “Plan”), which succeeds the Company’s 2006 Stock Incentive Plan and provided for the grant of up to 2,750,000 shares of our Common Stock as awards to employees of the Company and its related entities, members of the Board of Directors of the Company, and members of the board of directors of any of the Company’s related entities.  On June 25, 2012, the Company’s shareholders approved an amendment to the Plan that increased the number of shares reserved for issuance under the Plan to 13,675,000 of which 3,783,797 remain to be granted as of December 31, 2015.

Stock Options

Outstanding stock options consist of grants made to the Company’s directors and employees under share-based compensation plans that have been approved by the Company’s shareholders.  All outstanding options issued prior to 2014 have original terms that range from five to ten years and are either, a) fully vested and exercisable at the date of grant or b) vest ratably over three to ten years. During 2014, there were 5,510,035 stock options granted to certain Company executive managers. The options granted during 2014 ratably vest over a four year period between 2015 and 2018, and expire in August 2021. A summary of the Company’s stock option activity and related information for the years ended December 31, 2015, 2014, and 2013 is as follows.

	Options Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted-Average Contractual Term in Years

Balance at December 31, 2013	24,183	392.44	—	0.00
Granted	5,510,035	1.62
Expired	(12,677)	436.48	—	—
Balance at December 31, 2014	5,521,541	2.33	344	6.67
Granted	—	—	—	—
Forfeited and canceled	(1,950,411)	1.61
Expired	(4,236)	357.23	—	—
Balance at December 31, 2015	3,566,894	$2.31	$760	5.68
Options exercisable at
December 31, 2015	1,384,633	$3.35	$302	5.67

The grant-date fair value of each option award is estimated on the date of grant using the Black-Scholes-Merton option-pricing model. The weighted average assumptions for the 2014 grants are provided in the following table. There were no options granted in 2015. The expected dividend yield is zero based on the fact that we suspended dividend distributions in the third quarter of 2009. The expected volatility for options granted in 2014 was based on HMPR's historical stock price volatility. The expected life of the options granted in 2014 was calculated using the "simplified" method as prescribed by SAB 110. The risk-free rate for the expected term of the option awards is based on the U.S. Treasury yield curve at the date of grant.

Weighted-average valuation assumptions:	2014
Expected dividend yield	—%
Expected volatility	73.77%
Expected term (years)	4.75
Risk-free interest rate	1.56%
Grant-date fair value	$1.62

As of December 31, 2015, there was $1.9 million of total unrecognized compensation cost related to stock options. That cost is expected to be recognized over a weighted-average period of 1.83 years.

Restricted Stock Units

The Company granted restricted stock units to non-employee directors and certain employees as part of incentive programs.  The restricted stock units are settled in Common Stock of the Company and will generally vest over a range of one to four years. Grants of these awards were valued based on the closing price on the day of grant.  Compensation expense for outstanding restricted stock units is recognized ratably over the vesting periods of the awards.  The restricted stock units are not eligible to receive dividends or dividend equivalence until the RSUs are settled in Common Stock of the Company.  At that time, the participant will be entitled to all the same rights as a shareholder of the Company.

A summary of the Company’s unvested restricted stock unit activity and related information for the years ended December 31, 2015, 2014, and 2013 is as follows.

	Number of Unvested Awards	Weighted-Average Grant Date Fair Value

Balance at December 31, 2013	1,860,930	1.32
Granted	1,721,612	1.64
Vested	(672,782)	1.37
Forfeited and canceled	(787,199)	1.27
Balance at December 31, 2014	2,122,561	1.57
Granted	326,429	1.97
Vested	(1,007,354)	1.59
Forfeited and canceled	(487,602)	1.61
Balance at December 31, 2015	954,034	$1.66

At December 31, 2015, there were 1,962,601 of restricted stock units that were fully vested, of which 774,907 and 462,313 were settled in Common Stock of the Company during 2015 and 2014, respectively.

As of December 31, 2015, there was $1.2 million of total unrecognized compensation cost related to restricted stock units.  That cost is expected to be recognized over a weighted-average period of 1.43 years.  During the twelve months ended December 31, 2015, the Company had 1,007,354 restricted stock units vest at a weighted average price of $1.59 per share.

Compensation cost relating to share-based awards is accounted for in the consolidated financial statements based on the fair value of the share-based award.  Share-based compensation expense recognized in the consolidated statements of operations for the years ended December 31, 2015, 2014, and 2013 was as follows.

(in thousands)	2015	2014	2013
Expense recognized:
Related to stock options	$1,067	$515	$24
Related to restricted stock units	1,071	1,015	1,056
Related tax benefit	(87)	—	—